SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets Net
loans to third parties	[1]	$ 500,986	$ 581,229
Deductible input VAT		137,647	225,735
Prepaid expense		19,179	13,073
Advance to suppliers		4,856	20,682
Advance to employee			109
Deposit			34,291
Others		209
Total		$ 662,877	$ 875,119

[1]	The balance as of December 31, 2023 mainly represented the US$